Risk Management - Schedule of Risk Weighted Assets Explanatory Other (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Percentage of basic capital	9.59%	10.46%
Bottom of Range [Member]
Disclosure of financial assets [line items]
Percentage of basic capital	20.00%
Top of Range [Member]
Disclosure of financial assets [line items]
Percentage of basic capital	50.00%
Percentage of voluntary loan loss allowances	1.25%